Payments, by Government - 12 months ended Oct. 31, 2023 - USD ($)	Taxes	Fees	Total Payments
Total	$ 270	$ 139,056	$ 139,326
The Government of the Republic of Kazakhstan
Total	$ 270	$ 139,056	$ 139,326